		REMS REAL ESTATE VALUE-OPPORTUNITY FUND
		SCHEDULE OF INVESTMENTS
		September 30, 2021 (unaudited)
		Shares	Fair Value
86.21%	COMMON STOCKS
24.24%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	72,200	$1,692,368
	Digital Bridge Group, Inc.*	239,500	1,444,185
	The Howard Hughes Corp.*	19,000	1,668,390
	iStar, Inc.	57,400	1,439,592
	Kennedy-Wilson Holdings, Inc.	94,000	1,966,480
	Mack-Cali Realty Corp.*	91,900	1,573,328
	Spirit Realty Capital, Inc.	23,100	1,063,524
			10,847,867
7.95%	HEALTHCARE
	Healthcare Trust of America, Inc.	69,600	2,064,336
	Healthpeak Properties, Inc.	44,600	1,493,208
			3,557,544
7.48%	HOTEL
	Hersha Hospitality Trust - Class A*	185,000	1,726,050
	Ryman Hospitality Properties, Inc.*	19,400	1,623,780
			3,349,830
11.35%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	143,500	1,925,770
	STAG Industrial, Inc.	39,400	1,546,450
	WPT Industrial Real Estate Investment Trust	74,200	1,608,656
			5,080,876
22.59%	RESIDENTIAL
	Apartment Income REIT Corp.	34,300	1,674,183
	AvalonBay Communities, Inc.	6,100	1,352,004
	CatchMark Timber Trust, Inc. - Class A	132,000	1,566,840
	Century Communities, Inc.	19,600	1,204,420
	Forestar Group, Inc.*	75,602	1,408,465
	Independence Realty Trust, Inc.	63,100	1,284,085
	UMH Properties, Inc.	70,700	1,619,030
			10,109,027
12.60%	RETAIL
	Brixmor Property Group, Inc.	75,300	1,664,883
	Philips Edison & Co., Inc.	31,392	964,048
	Regency Centers Corp.	20,900	1,407,197
	Urban Edge Properties	87,700	1,605,787
			5,641,915
86.21%	TOTAL COMMON STOCKS		38,587,059
3.71%	PREFERRED STOCKS
1.50%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	11,269	671,802
2.21%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H, 7.500%	19,744	504,064
	iStar Financial, Inc., Series I, 7.500%	18,983	485,206
			989,270
3.71%	TOTAL PREFERRED STOCKS		1,661,072
3.10%	EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR Fund	31,200	1,386,840
3.10%	TOTAL EXCHANGE TRADED FUNDS		1,386,840
93.02%	TOTAL LONG POSITIONS		41,634,971
6.92%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	3,095,359	3,095,359
99.94%	NET INVESTMENTS IN SECURITIES		44,730,330
0.06%	Other assets, net of liablities		26,451
100.00%	NET ASSETS		$44,756,781

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

* Non-income producing

** Effective 7 day yield as of September 30, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 38,587,059	$-	$-	$38,587,059
Preferred Stocks	1,661,072	-	-	1,661,072
Exchange Traded Funds	1,386,840	-	-	1,386,840
Money Market Funds	3,095,359	-	-	3,095,359
Net Investments in Securities	$ 44,730,330	$-	$-	$44,730,330

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2021.

At September 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $33,627,416 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,268,170
Gross unrealized depreciation	(165,256)
Net unrealized appreciation	$11,102,914